As filed with the Securities and Exchange Commission on March 14, 2014
File No. 333-106971
File No. 811-21399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	21	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	22	[	X	]

(Check appropriate box or boxes.)

THE AEGIS FUNDS
(Exact Name of Registrant)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of Principal Executive Office)

Registrant's Telephone Number (703) 528-7788

Mr. Scott L. Barbee
6862 Elm Street, Suite 830
McLean, VA 22101
 (Name and Address of Agent for Service)

Copy to:
Paul M. Miller, Esq.
Seward & Kissel LLP
901 K Street NW
Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 21 to The Aegis Funds (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 20 on Form N-1A filed February 26, 2014.  This PEA No. 21 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 20 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of McLean in the Commonwealth of Virginia on March 13, 2014.

THE AEGIS FUNDS

By: /s/ Scott L. Barbee
Scott L. Barbee
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Scott L. Barbee	President, Trustee	March 13, 2014
Scott L. Barbee	(Principal Executive Officer)

/s/ Sarah Q. Zhang	Secretary, Treasurer	March 13, 2014
Sarah Q. Zhang	(Principal Financial Officer)

Eskander Matta*	Trustee	March 13, 2014
Eskander Matta

David A. Giannini*	Trustee	March 13, 2014
David A. Giannini

V. Scott Soler*	Trustee	March 13, 2014
V. Scott Soler

By:	/s/ Scott L. Barbee
Scott L. Barbee
Attorney-in-Fact pursuant to the Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE